Non-cash stock-based compensation - Summary of Information on Warrants Activity (Detail) - Non Employee Warrants [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2023 € / shares	Dec. 31, 2022 € / shares	Dec. 31, 2021 € / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Option exercisable, beginning balance	896,225	896,225
Option exercisable, ending balance	896,225	896,225	896,225
Weighted- average exercise price per share, beginning balance	€ 27.18	€ 27.18
Weighted- average exercise price per share, ending balance	€ 27.18	€ 27.18	€ 27.18
Option outstanding, beginning balance	896,225	896,225
Option outstanding, ending balance	896,225	896,225	896,225
Weighted average exercise price per share, beginning balance	€ 27.18	€ 27.18
Weighted average exercise price per share, ending balance	€ 27.18	€ 27.18	€ 27.18
Remaining Average Useful Life	2 years 9 months 18 days	3 years 3 months 18 days	4 years 3 months 18 days